Note 7 - Leases (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Operating Lease, Weighted Average Remaining Lease Term	1 year 7 months 2 days	1 year 2 months 1 day
Operating Lease, Weighted Average Discount Rate, Percent	5.00%	3.50%
Gain (Loss) on Termination of Lease	$ (0)	$ (273)	$ 0
Gain (Loss) on Termination of Lease	$ 0	$ 273	$ 0